Loans and Allowance for Loan Losses, Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 49,595	$ 44,317
Loans charged off [Abstract]
Total loan charge offs	430	661
Recoveries of loans previously charged off [Abstract]
Total recoveries	552	339
Net loans charged off	(122)	322
(Credit) Provision for loan losses	(5,450)	5,600	$ 159
Balance at end of period	44,267	49,595	44,317
New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	427	627
Recoveries of loans previously charged off [Abstract]
Total recoveries	550	336
Florida [Member]
Loans charged off [Abstract]
Total loan charge offs	3	34
Recoveries of loans previously charged off [Abstract]
Total recoveries	2	3
Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	4,140	3,999
Loans charged off [Abstract]
Total loan charge offs	30	36
Recoveries of loans previously charged off [Abstract]
Total recoveries	32	10
Net loans charged off	(2)	26
(Credit) Provision for loan losses	(1,007)	167
Balance at end of period	3,135	4,140	3,999
Commercial [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	30	36
Recoveries of loans previously charged off [Abstract]
Total recoveries	32	10
Commercial [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs	0	0
Recoveries of loans previously charged off [Abstract]
Total recoveries	0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	44,950	39,748
Loans charged off [Abstract]
Total loan charge offs	340	404
Recoveries of loans previously charged off [Abstract]
Total recoveries	466	317
Net loans charged off	(126)	87
(Credit) Provision for loan losses	(4,387)	5,289
Balance at end of period	40,689	44,950	39,748
Real Estate Mortgage - 1 to 4 Family [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	339	404
Recoveries of loans previously charged off [Abstract]
Total recoveries	464	314
Real Estate Mortgage - 1 to 4 Family [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs	1	0
Recoveries of loans previously charged off [Abstract]
Total recoveries	2	3
Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	505	570
Loans charged off [Abstract]
Total loan charge offs	60	221
Recoveries of loans previously charged off [Abstract]
Total recoveries	54	12
Net loans charged off	6	209
(Credit) Provision for loan losses	(56)	144
Balance at end of period	443	505	$ 570
Installment [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	58	187
Recoveries of loans previously charged off [Abstract]
Total recoveries	54	12
Installment [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs	2	34
Recoveries of loans previously charged off [Abstract]
Total recoveries	$ 0	$ 0